Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Time in Arrears (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 3,008,544	$ 2,576,458
Other receivables, Current	225,823	927,999
Trade and other current receivables	3,234,935	3,504,457
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	3,693,052	3,219,045
Other receivables, Current	231,310	1,024,368
Trade and other current receivables	3,924,946	4,243,413
Current [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,115,947	1,628,607
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	2,135,722	1,634,722
1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	335,253	382,833
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	339,444	386,618
31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	113,218	117,537
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	124,134	124,851
91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	36,048	39,330
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	45,692	46,682
121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	29,758	30,152
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	42,814	38,446
151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	26,531	25,969
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	35,756	35,997
181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	23,427	19,991
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	64,407	60,980
211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	12,248	20,795
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade receivables, Current	$ 30,798	$ 46,155